Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
(18)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2016, and December 31, 2015, and condensed statements of income and cash flows for the years ended December 31, 2016, December 31, 2015, and December 31, 2014, of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto.

Condensed Balance Sheets:
	2016	2015
Assets:
Cash	$1,084	2,087
Investment in subsidiary	95,242	95,804
Prepaid expenses and other assets	804	490

Total assets	97,130	98,381

Liabilities and equity
Liabilities
Dividend payable - common	288	287
Interest payable	101	89
Other liabilities	3	65
Subordinated debentures	10,310	10,310

Total liabilities	10,702	10,751

Equity:
Preferred stock	—	—
Common stock	80	79
Additional paid-capital	58,660	58,604
Retained earnings	49,035	47,124
Treasury stock - common stock	(15,347)	(13,471)
Unearned ESOP shares	(6,548)	(7,180)
Accumulated other comprehensive income	548	2,474

Total equity	86,428	87,630

Total liabilities and equity	$97,130	98,381

Condensed Statements of Income:

	2016	2015	2014
Interest and dividend income:
Dividend income from subsidiary Bank	$2,000	12,100	2,600

Total interest and dividend income	2,000	12,100	2,600

Interest expense	388	740	737
Non-interest expenses	391	541	546

Total expenses	779	1,281	1,283

Income before income taxes and equity in undistributed earnings of subsidiary	1,221	10,819	1,317
Income tax benefits	(319)	(529)	(459)

Income before equity in undistributed earnings of subsidiary	1,540	11,348	1,776
Equity in (distribution in excess of) earnings of subsidiary	1,364	(8,944)	423

Income available to common shareholders	$2,904	2,404	2,199

Condensed Statements of Cash Flows:

	2016	2015	2014
Cash flows from operating activities
Net income	$2,904	2,404	2,199
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(1,364)	8,943	(423)
Amortization of restricted stock	135	190	164
Increase (decrease) in:
Current income taxes payable	(49)	11	200
Accrued expenses	(392)	(149)	280

Net cash provided by operating activities	1,234	11,399	2,420

Cash flows from financing activities:
Purchase of treasury stock	(1,876)	(11,926)	(3,500)
Proceeds on ESOP loan	632	704	—
Dividends paid on common stock	(993)	(1,022)	(1,187)

Net cash (used in) financing activities	(2,237)	(12,244)	(4,687)
Net decrease in cash	(1,003)	(845)	(2,267)
Cash and due from banks at beginning of year	2,087	2,932	5,199

Cash and due from banks at end of year	$1,084	2,087	2,932